Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
C000016527_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Nasdaq Composite Index® ETF
C000016527_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000016527_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,556
C000016527_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,745
C000016527_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,765
C000016527_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,692
C000016527_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	25,100
C000016527_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	32,185
C000016527_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,171
C000016527_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,360
C000016527_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	41,269
C000016527_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	50,432
C000016527_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index®
C000016527_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016527_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,553
C000016527_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,777
C000016527_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,845
C000016527_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,742
C000016527_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	25,205
C000016527_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	32,314
C000016527_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,045
C000016527_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,087
C000016527_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	40,934
C000016527_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	50,095
C000016527_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000016527_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016527_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,806
C000016527_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,277
C000016527_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,111
C000016527_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,384
C000016527_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,244
C000016527_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,617
C000016527_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,350
C000016527_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,443
C000016527_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,066
C000016527_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 39,175